Provisions - Schedule of details of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	€ 8,355	€ 8,407	€ 8,441	€ 8,149
Post-employment plans
Disclosure of other provisions [line items]
Provisions	1,656	1,731	2,225	2,392
Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	993	915	880	950
Taxes and other legal contingencies
Disclosure of other provisions [line items]
Provisions	2,989	2,717	2,715
Contingent liabilities and commitments
Disclosure of other provisions [line items]
Provisions	713	710	702	€ 734
Other provisions
Disclosure of other provisions [line items]
Provisions	€ 2,004	€ 2,334	€ 1,919